Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

Note 7. Leases

The Company has operating and finance leases for some of its business premises, with remaining lease terms of one year to 15 years.  Some of the operating leases have options to renew, which are reflected in the years disclosed.  The Company’s operating lease right-of-use assets and finance lease assets are included in “ Premises and equipment, net” in the consolidated balance sheets and operating lease liabilities and finance lease liabilities are included in Accrued interest and other liabilities in the consolidated balance sheets.

The components of lease expense for the periods presented were as follows:

Years Ended December 31,	2025	2024

Operating lease cost	$266,993	$206,647

Finance lease cost:
Amortization of right-of-use assets	$227,279	$227,279
Interest on lease liabilities	70,677	75,956
Total finance lease cost	$297,956	$303,235

Total rental expense not associated with operating lease costs above amounted to $16,109 and $21,665 for the years ended December 31, 2025 and 2024, respectively.

Supplemental information related to leases as of the balance sheet dates was as follows:

December 31,	2025	2024

Operating Leases
Operating lease right-of-use assets	$685,915	$395,705

Operating lease liabilities	$691,509	$371,258

Finance Leases
Finance lease right-of-use assets	$2,943,488	$3,170,768

Finance lease liabilities	$2,964,027	$3,198,108

December 31,	2025	2024

Weighted Average Remaining Lease Term (in Years)
Operating Leases	2.6	1.8
Finance Leases	12.7	13.7

Weighted Average Discount Rate
Operating Leases	3.98%	2.38%
Finance Leases	2.29%	2.29%

Operating lease obligations

The Company is obligated under non-cancelable operating leases for bank premises expiring in various years through 2030, with options to renew.  Minimum future rental payments for these leases with original terms in excess of one year as of December 31, 2025 for each of the next five years and in aggregate are:

2026	$228,387
2027	167,626
2028	173,548
2029	145,299
2030	48,761
Total	$763,621

Finance lease obligations

The following is a schedule of future minimum lease payments under capital leases, together with the aggregate present value of the net minimum lease payments as of December 31, 2025:

Maturities of finance lease obligations were as follows:
2026	$311,451
2027	320,076
2028	322,163
2029	324,303
2030	326,496
Subsequent to 2030	1,788,351
Total minimum lease payments	3,392,840
Less amount representing interest	(428,813)
Present value of net minimum lease payments	$2,964,027

A reconciliation of the undiscounted cash flows in the maturity analysis above and the lease liability recognized in the consolidated balance sheets as of December 31, 2025, is shown below:

	Operating	Finance
	Leases	Leases

Undiscounted cash flows	$763,621	$3,392,840
Discount effect of cash flows	(72,112)	(428,813)
Lease liabilities	$691,509	$2,964,027